Investment in Direct Financing Leases - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Finance Revenues
Lease Disclosure [Line Items]
Direct financing leases revenues	¥ 58,246